STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected dividend yield	0.00%
Expected stock volatility	98%
Risk-free interest rate	0.40%
Expected life of options (years)	5.00
Expected forfeiture rate	0.00%
Grant date fair value per option	$0.06

	August 31, 2020	August 31, 2019
Expected volatility	163%	N/A
Risk-free interest rate	1.16%	N/A
Expected life	2 years	N/A
Dividend yield	NIL	N/A
Estimated fair value per option	$0.01	N/A

Share-based Payment Arrangement, Option, Activity [Table Text Block]
		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2019	8,320,000	$0.07
Issued	2,000,000	0.02
Expired	(1,000,000)	0.10
Balance, August 31, 2020	9,320,000	$0.06
Issued	5,000,000	0.10
Expired	(1,100,000)	0.05
Exercised	(2,993,224)	0.04
Balance, February 28, 2021	10,226,776	$0.08

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2018	8,570,000	$0.07
Expired	(250,000)	0.06
Balance, August 31, 2019	8,320,000	$0.07
Granted	2,000,000	0.02
Expired	(1,000,000)	0.10
Balance, August 31, 2020	9,320,000	$0.06

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]

February 28, 2021
Issue Date	Expiry Date	Exercise Price	Number of Options	Remaining Life
September 19, 2016	September 19, 2021	0.07	700,000*	0.56 years
January 20, 2017	January 20, 2022	0.07	1,200,000*	0.89 years
January 31, 2017	January 31, 2022	0.07	1,250,000*	0.92 years
May 2, 2017	May 2, 2022	0.10	500,000*	1.17 years
October 27, 2017	October 27, 2022	0.05	800,000*	1.66 years
May 11, 2018	May 11, 2023	0.06	500,000*	2.20 years
May 22, 2018	May 22, 2023	0.07	550,000*	2.23 years
February 25, 2020	February 25, 2022	0.02	226,776*	0.99 years
December 14, 2020	December 14, 2025	0.05	2,100,000*	4.79 years
January 28, 2021	January 28, 2026	0.14	2,000,000*	4.92 years
February 4, 2021	February 4, 2026	0.18	100,000	4.94 years
February 5, 2021	February 5, 2026	0.18	300,000	4.94 years

		0.08	10,226,776	2.52 years

*As at February 28, 2021 the market price of the Company's common shares was $0.1426 per share. A total of 9,826,776 incentive stock options were in the money with an intrinsic value of $882,363.

August 31, 2020
Issue Date	Expiry Date	Exercise Price	Number of Options	Remaining Life
October 23, 2015	October 23, 2020	0.05	1,100,000	0.15 years
September 19, 2016	September 19, 2021	0.07	800,000	1.05 years
January 20, 2017	January 20, 2022	0.07	1,535,000	1.39 years
January 31, 2017	January 31, 2022	0.07	1,500,000	1.42 years
May 2, 2017	May 2, 2022	0.10	500,000	1.67 years
October 27, 2017	October 27, 2022	0.05	800,000	2.16 years
May 11, 2018	May 11, 2023	0.06	535,000	2.70 years
May 22, 2018	May 22, 2023	0.07	550,000	2.73 years
February 25, 2020	February 25, 2022	0.02	2,000,000	1.49 years

		0.06	9,320,000	1.48 years

August 31, 2020
	Options outstanding and exercisable
	Number	Remaining
Exercise prices	of shares	contractual life (years)
$0.07	550,000	2.73
$0.06	535,000	2.70
$0.05	800,000	2.16
$0.10	500,000	1.67
$0.02	2,000,000	1.49
$0.07	1,500,000	1.42
$0.07	1,535,000	1.39
$0.07	800,000	1.05
$0.05	1,100,000*	0.15
	9,320,000	1.48

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted Average
	Number of warrants	Exercise Price
Balance, August 31, 2019	26,141,459	$0.06
Expired	(12,904,590)	0.07
Balance, August 31, 2020	13,236,869	$0.06
Issued	1,500,000	0.09
Exercised	(40,000)	0.04
Balance, February 28, 2021	14,696,869	$0.05

		Warrants Outstanding
		Weighted Average
	Number of warrants	Exercise Price
Balance, August 31, 2018	40,739,060	$0.06
Expired	(23,034,470)	0.07
Issued	8,436,869	0.04
Balance, August 31, 2019	26,141,459	$0.06
Expired	(12,904,590)	0.07
Balance, August 31, 2020	13,236,869	$0.05

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

The Company has the following warrants outstanding:

February 28, 2021
Issue Date	Expiry Date	Exercise Price	Number of Warrants*
August 31, 2018	August 31, 2021	0.05	4,800,000
September 21, 2018	September 21, 2021	0.05	2,427,500
March 27, 2019	March 27, 2023	0.04	5,969,369
January 14, 2021	January 14, 2022	0.09	1,500,000

		0.05	14,696,869

*Each warrant entitles a holder to purchase one common share.

August 31, 2020
Issue Date	Expiry Date	Exercise Price	Number of Warrants*
August 31, 2018	August 31, 2021	0.05	4,800,000
September 21, 2018	September 21, 2021	0.05	2,427,500
March 27, 2019	March 27, 2023	0.04	6,009,369

		0.05	13,236,869

Number	Exercise	Expiry
Outstanding[1]	Price	Date
6,009,369	$0.040	March 27, 2023
2,427,500	$0.050	September 21, 2021
4,800,000	$0.050	August 31, 2021
13,236,869

[1]Each warrant entitles a holder to purchase one common share.